EMPLOYEE BENEFITS PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contribution retirement plan [line items]
Contributions	¥ 11,665	¥ 9,296	¥ 8,981
Maximum
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	20.00%
Supplementary retirement plan rate	8.00%
Minimum
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	13.00%